Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Leju Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

	2017	2018
Risk-free rate of return	2.61%	2.96%
Contractual life of option	10 years	10 years
Estimated volatility rate	65.64%	66.34%
Dividend yield	1.00%	1.00%

Summary of option activities

			Weighted
			Average	Aggregate
		Weighted	Remaining	Intrinsic
	Number of	Average	Contractual	Value of
	Options	Exercise Price	Term	Options
		$
Outstanding, as of January 1, 2018	8,818,877	4.69	7.07
Granted	5,968,000	1.43
Exercised	—	—		—
Forfeited	(1,010,834)	3.81
Outstanding, as of December 31, 2018	13,776,043	3.34	7.46
Vested and expected to vest as of December 31, 2018	13,037,961	3.43	7.36	—
Exercisable as of December 31, 2018	6,987,488	4.89	5.74	—

Omnigold Plan
Share-Based Compensation
Summary of option activities

				Aggregate
			Remaining	Intrinsic
	Number of		Contractual	Value of
	Options	Exercise Price	Term	Options
		$
Outstanding, as of January 1, 2018	2,055,000	1.50	7.61
Granted	—
Exercised	—			—
Forfeited	(1,120,000)	1.50
Outstanding, as of December 31, 2018	935,000	1.50	6.61
Vested and expected to vest as of December 31, 2018	935,000	1.50	6.61	—
Exercisable as of December 31, 2018	935,000	1.50	6.61	—